CAPITAL STOCK - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 Share	Dec. 31, 2017 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	6,714,700	6,775,000	5,247,500
Number of share options exercisable in share-based payment arrangement	6,697,200
Granted June 8, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	915,000
Number of share options exercisable in share-based payment arrangement	915,000
Exercise price of outstanding share options | $	$ 0.66
Expiry Date	June 8, 2020
Granted October 18, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,147,700
Number of share options exercisable in share-based payment arrangement	1,147,700
Exercise price of outstanding share options | $	$ 1.30
Expiry Date	October 18, 2021
Granted August 28, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,315,000
Number of share options exercisable in share-based payment arrangement	1,315,000
Exercise price of outstanding share options | $	$ 1.20
Expiry Date	August 28, 2022
Granted July 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,537,000
Number of share options exercisable in share-based payment arrangement	1,537,000
Exercise price of outstanding share options | $	$ 1.30
Expiry Date	July 20, 2023
Granted September 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	75,000
Number of share options exercisable in share-based payment arrangement	75,000
Exercise price of outstanding share options | $	$ 1.42
Expiry Date	September 20, 2023
Granted November 28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	15,000
Number of share options exercisable in share-based payment arrangement	15,000
Exercise price of outstanding share options | $	$ 1.57
Expiry Date	November 28, 2023
Granted December 14,2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	20,000
Number of share options exercisable in share-based payment arrangement	20,000
Exercise price of outstanding share options | $	$ 1.42
Expiry Date	December 14, 2023
Granted June 6, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,530,000
Number of share options exercisable in share-based payment arrangement	1,512,500
Exercise price of outstanding share options | $	$ 1.70
Expiry Date	June 6, 2024
Granted September 30, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Exercise price of outstanding share options | $	$ 1.77
Expiry Date	September 30, 2024
Granted November 18, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	60,000
Number of share options exercisable in share-based payment arrangement	60,000
Exercise price of outstanding share options | $	$ 1.80
Expiry Date	November 18, 2024